Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,338	$ 2,915
Accumulated depreciation and impairment	(2,373)	(2,091)
Property and equipment, net	3,965	824
Zest Labs freshness hardware [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,493	2,493
Computers and software costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	222	222
Machinery and equipment - Technology [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	200	200
Machinery and equipment - Commodity [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,405
Leasehold improvements – Pinnacle Frac [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18